Schedule of Trade Payables (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AUD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 AUD ($)
Notes and other explanatory information [abstract]
Related parties - payable (refer note-25 (c))		$ 5,755,168	$ 589,166	$ 4,936,423
Trade and other payables		6,989,462	9,866,518	1,776,345
Total trade and other payables	$ 1,713,730	$ 12,744,630	$ 10,455,684	$ 6,712,768